ORGANIZATION AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2024
ORGANIZATION AND NATURE OF OPERATIONS
ORGANIZATION AND NATURE OF OPERATIONS

1.ORGANIZATION AND NATURE OF OPERATIONS

(a)The Corporate information

VinFast Auto Ltd. (“VinFast Auto”, “VinFast” or “the Company”) is a company incorporated in Singapore. The principal activities of the Company and its subsidiaries (hereinafter collectively referred to as the “Group”) are to manufacture cars, motor vehicles, render leasing activities and related businesses.

The Company’s head office is located at 61 Robinson Road #06-01 (Suite 608), 61 Robinson, Singapore 068893. Head office of VinFast Trading and Production JSC (“VinFast Vietnam”), a subsidiary of the Company, is located at Dinh Vu — Cat Hai Economic Zone, Cat Hai Island, Cat Hai town, Cat Hai district, Hai Phong city, Vietnam.

The Group consists of the following entities as of the reporting dates:

			As of December 31, 2023		As of December 31, 2024
			Voting	Equity	Voting	Equity	Registered office’s
No.	Name	Short name	right (%)	interest (%)	right (%)	interest (%)	address	Principal activities
1	VinFast Auto Ltd.	VinFast Auto	—	—	—	—	61 Robinson Road #06-01	Investment holding
							(Suite 608), 61 Robinson,
							Singapore 068893
2	VinFast Trading and Production JSC	VinFast Vietnam	99.9	99.9	99.9	99.9	Dinh Vu – Cat Hai	Manufacturing cars,
							Economic Zone, Cat Hai	motor vehicles, render
							Island, Cat Hai Town, Cat	leasing activities and
							Hai District, Hai	related businesses
							Phong City, Vietnam
3	VinFast Commercial and Services Trading LLC	VinFast Trading	99.5	98.7	99.5	99.4	No. 7, Bang Lang 1	Vehicles retail and
							Street, Vinhomes	distribution
							Riverside Eco-Urban
							Area, Viet Hung Ward,
							Long Bien District,
							Hanoi, Vietnam
4	VinFast Germany GmbH	VinFast Germany	100.0	99.9	100.0	99.9	Kornmarktarkaden,	Trading, importing and
							Bethmannstraße	exporting equipment,
							8/Berliner Straße 51 –	components and spare
							60311 Frankfurt am	parts for automobiles,
							Main, Germany	e-scooters and related goods
5	VinFast Engineering Australia Pty Ltd (*)	VinFast Australia	100.0	99.9	100.0	99.9	234 Balaclava Road,	Automobile designing,
							Caulfield North, VIC	collaborating in
							3161, Australia	technological research,
								importing and distributing goods
6	Vingroup Investment	Vingroup Investment	99.3	99.2	99.3	99.2	No. 7, Bang Lang 1	Consultancy and
	Vietnam JSC						Street, Vinhomes	investment activities
							Riverside Eco-Urban
							Area, Viet Hung Ward,
							Long Bien District, Hanoi,
							Vietnam
7	Vingroup USA, LLC	Vingroup USA	100.0	100.0	100.0	100.0	333 W. San Carlos St.,	Importing and
							Suite 600, San Jose,	distributing electronic and
							CA 95110, USA	telecommunication
								equipment
8	VinFast USA Distribution, LLC	VinFast USA Distribution	100.0	100.0	100.0	100.0	12777 West Jefferson Blvd,	Distribution of automotive
							Suite A-101, Los Angeles,	vehicles
							CA 90066, USA
9	VinFast Auto, LLC	VinFast Auto, LLC	100.0	100.0	100.0	100.0	790 N. San Mateo Drive,	Distribution of automotive
							San Mateo, CA 94401,	vehicles
							USA
10	VinFast Auto Canada Inc.	VinFast Auto Canada	100.0	99.2	100.0	99.2	Suite 2600, Three	Distribution of automotive
							Bentall Centre 595	vehicles
							Burrard Street, P.O. Box
							49314, Vancouver Bc
							V7X 1L3, Canada
11	VinFast France	VinFast France	100.0	99.2	100.0	99.2	72 rue du Faubourg Saint	Distribution of automotive
							Honoré, Paris, 75008	vehicles
							France
12	VinFast Netherlands B.V	VinFast Netherlands	100.0	99.2	100.0	99.2	Vijzelstraat 68, 1017HL	Distribution of automotive
							Amsterdam, Netherlands	vehicles
13	VinFast Manufacturing US, LLC (***)	VinFast Manufacturing	100.0	100.0	100.0	100.0	160 Mine Lake Court,	Vehicles manufacturing.
							Ste 200, Raleigh, North
							Carolina 27615, USA
14	PT VinFast Automobile Indonesia (***)	VinFast Indo	99.9	99.9	100.0	99.6	Axa Tower, 45th Floor,	Distribution of automotive
							JL. Prof. Dr. Satrio Kav	vehicles
							18., Karet Kuningan
							Village/Subdistrict,
							District. Setiabudi, City Adm.
							Jakarta South, DKI Jakarta Province.

1.ORGANIZATION AND NATURE OF OPERATIONS (continued)

(a)The Corporate information (continued)

The Group consists of the following entities as of the reporting dates (continued):

			As of December 31, 2023		As of December 31, 2024
			Voting	Equity	Voting	Equity	Registered office’s
No.	Name	Short name	right (%)	interest (%)	right (%)	interest (%)	address	Principal activities
15	PT VinFast Trading Indonesia	VinFast Trading	—	—	99.0	98.6	Axa Tower, 45th Floor,	Distribution of automotive
		Indo					JL. Prof. Dr. Satrio Kav	vehicles
							18., Karet Kuningan
							Village/Subdistrict,
							District. Setiabudi, City Adm.
							Jakarta South, DKI Jakarta
							Province.
16	VinFast Auto (Thailand) Co., Ltd. (*)	VinFast Thailand	99.9	99.9	99.9	99.9	Bangkok, Thailand	Distribution of automotive
								vehicles
17	VinFast India Ltd. (***)	VinFast India	99.9	99.9	99.9	99.9	Flat No.164, Ground Floor,	Vehicles manufacturing and
							Suryodaya Apartment,	related businesses.
							Pocket-8, Sector 12,
							Dwarka, New Delhi-110078,
							India
18	VinFast UK Ltd. (*)	VinFast UK	100.0	100.0	100.0	100.0	21 Holborn Viaduct,	Distribution of automotive
							London, United Kingdom,	vehicles
							EC1A 2DY
19	VinFast Middle East Ltd.	VinFast Middle East	100.0	100.0	100.0	100.0	Jebel Ali Free Zone,	Distribution of automotive
							Dubai, UAE	vehicles
20	SpecCo Ltd	SpecCo	100.0	100.0	—	—	Appleby Global Services	Merging and acquisition
							(Cayman) Limited, 71	activities
							Fort Street, PO Box 500,
							Grand Cayman, Cayman
							Islands, KY1-1106
21	VinFast Investment and	VinFast Invesment and	—	—	99.9	99.9	Dinh Vu – Cat Hai Economic	Supporting and investing in
	Development JSC	Development					Zone, Cat Hai Island, Cat Hai	newly established companies
							Town, Cat Hai District,
							Hai Phong City, Vietnam
22	VinEG Green Energy Solutions JSC	VinEG	99.8	99.7	99.8	99.7	Dinh Vu – Cat Hai Economic	Manufacturing batteries
							Zone, Cat Hai Island, Cat Hai
							Town, Cat Hai District,
							Hai Phong City, Vietnam
23	VinES Ha Tinh Energy Solution JSC	VinES Ha Tinh	99.8	99.5	99.8	99.5	Vung Anh Economic Zone,	Manufacturing batteries
							Ky Loi Commune, Ky Anh
							Town, Ha Tinh Province,
							Vietnam
24	VinES USA, LLC (**)	VinES USA	100.0	99.7	100.0	99.7	850 New Burton Road,	Sale and leasing of batteries
							Suite 201, Dover, Delaware	and other related services
							19904, County of Kent
25	VinFast Kazakhstan Ltd. (*)	VinFast Kazakhstan	—	—	100.0	100.0	10 Yelebekov Street, Medeu	Distribution of automotive
							District, Almaty City,	vehicles
							Kazakhstan
26	VinFast Auto Nigeria Ltd. (**)	VinFast Nigeria	—	—	100.0	100.0	01, 2nd Floor, Block B, Post	Distribution of automotive
							Square Building, 1/3 Ologun	vehicles
							Agbaje Street, Victoria Island,
							Lagos State, Nigeria
27	VinFast Auto Philippines Corp.	VinFast Philippines	—	—	99.9	99.9	907 Trade and Financial Tower,	Distribution of automotive
							7th Avenue Corner 32nd Street,	vehicles
							Bonifacio Global City, Taguig
							City Fort Bonifacio, Taguig City,
							Fourth District, National Capital
							Region (NCR), 1630
28	VinFast Auto México,	VinFast Mexico	—	—	99.9	99.9	Street: Bosque de Ciruelos| Ext	Distribution of automotive
	S. DE R.L. DE C.V. (*)						Number: 180| Int Number: PP101|	vehicles
							Suburb: Bosque de las Lomas|
							County: Miguel Hidalgo| State:
							Mexico City| Zip Code: 11700
(*)	As at the reporting date, these entities’ operation are at idle stage.
(**)	As at the reporting date, these entities are in the process of completing the business dissolution procedures for this subsidiary.
(***)	As at the reporting date, these entities are at factory construction stage.

1.ORGANIZATION AND NATURE OF OPERATIONS (continued)

(b)Reorganization under common control

In January 2024, the share of VinES Energy Solutions Joint Stock Company (“VinES JSC”) were contributed to the Group, an entity under common control. The reorganization was accounted for in a manner similar to the pooling-of-interest. Under such method, the consolidated financial statements of the Group have been retrospectively adjusted to include the historical balances and results of operations of VinES at their carrying amounts at the beginning of the earliest period presented (See Note 3).

(c)VIE structures

V-Green operates in constructing charging stations and providing charging services for EV customers. In 2024, VinFast entered agreements with V-Green that exposes VinFast to variable interests in V-Green:

i.	Lease Agreement: VinFast’s maximum exposure to loss as a result of our involvement with V-Green related to the lease income (Note 2(m)).

ii.	Fee Arrangements: In 2024, VinFast launched the Free Charging Program as disclosed in (Note 2 (n)). The free charging paid directly to V-Green that exposes VinFast to the risk of loss in V-Green constitutes variable interests held by the Group. The carrying amount of free charging subsidy liability as of December 31, 2024 is presented in Note 16. The Group’s maximum exposure to the risk of loss as a result of this program is varied by the number of EV customers who will be sold since 1 January 2025 and are entitled to receive a subsidy from VinFast and other factors in the future.

The Group lacks the power through voting or similar rights to direct the activities of this entity that most significantly affect its economic performance, so the Group is not the primary beneficiary of V - Green and does not consolidate V - Green.

(d)Funding Risks and Going Concern

In accordance with the ASC 205-40, the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.

The Company has incurred losses since inception, incurred a net loss after tax of VND77,355 billion for the year ended 31 December 2024. In addition, as of that date, the Company and its subsidiaries’ accumulated losses amounted to VND267,792 billion, the Company and its subsidiaries’ current liabilities also exceeded its current assets by VND106,727 billion and cash flows from operating activities were negative with the amount of VND30,468 billion for the year ended 31 December 2024. The Company prepares business plans over the next 12 months, which includes business expansion and revenue from new geographies for revenue growth and achieving gross margin improvements to minimize net cash outflows.

1.ORGANIZATION AND NATURE OF OPERATIONS (continued)

(c)Funding Risks and Going Concern (continued)

As an early-stage growth company, the Company’s ability to access capital is critical. As of December 31, 2024, the Company’s principal sources of liquidity are its consolidated balance of cash and cash equivalent with amount of VND3,306.8 billion, and its access to capital, which includes:

(i)	Financial support from Vingroup JSC, its ultimate parent, which shall be legally valid for the period of 12 months from the issuance date of the consolidated financial statements, which is subjected to Vingroup JSC’s financial capability, and additional debt financing, which is subjected to lenders’ approval.
(ii)	On October 20, 2023, the Company entered into a three-year Standby Equity Subscription Agreement (the “SESA”) with Yorkville. Under terms of the SESA, the Company may, at its option, issue and sell from time to time up to $1 billion of ordinary shares to Yorkville, subject to certain limitations, such as the market price of the Company’s ordinary stock, the availability of sufficient authorized ordinary shares, and Yorkville’s financial capability to subscribe for such number of ordinary shares.
(iii)	On November 12, 2024, the Company entered into the Grant Agreement with Mr. Pham, Vietnam Investment Group Joint Stock Company (“VIG”) and Asian Star Trading & Investment PTE.LTD. (“Asian Star”), in which, Mr. Pham, directly or indirectly through VIG, Asian Star or other companies majority-owned or controlled by Mr. Pham, shall use legitimate sources, including but not limited to proceeds from the sale of the Company’s shares, to give the grants to the Company. The ability to access the grants is dependent on the market price of the Company’s ordinary stock and the availability of sufficient authorized ordinary shares.

The Company’s principal sources of liquidity and its access to capital cannot be assured due to uncertainties as discussed above, and as a result cannot be included as sources of liquidity for ASC 205-40 analysis.

If capital is not available to the Company when, and in the amounts needed, the Company would be required to delay, scale back, or abandon some or all of its development programs and operations. These conditions and events raise substantial doubt about the Company’s ability to continue as a going concern through the next twelve months from the date of issuance of these consolidated financial statements.

The Company and its subsidiaries’ consolidated financial statements are prepared in accordance with generally accepted accounting principles applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. These consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.